Commitments and contingencies - Schedule of minimum lease payments (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2020 (Remaining three months) Year ending January 31,	$ 611
2020		$ 2,282
2021	2,404	1,767
2022	1,621	984
2023	200
Total capital lease payments	4,836	5,033
Less amounts representing interest	(452)	(763)
Total capital lease payments, net of interest	4,384	4,270
Less current portion	(2,413)	(1,869)	$ (1,662)
Total capital lease payments, net of interest and current portion	$ 1,971	$ 2,401	$ 652